Debt (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 27, 2007
Line of Credit Facility [Line Items]
Interest rates change	0.0025
Number of years for interest rate swap agreements	5 years
Combined average interest rate for base interest and premium rate	5.37%
Hedged principal amount under interest rate swaps	$ 1,190
Total notional value of five-year interest rate swap agreements	1,190
Fresh-start fair value adjustment to debt facilities				163
Letters of credit issued	37	38
Weighted average cash interest rates	2.60%	3.70%
Interest paid on debt	106	104	107
2013 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	6
2014 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	7
2015 [Member]
Line of Credit Facility [Line Items]
Sensitivity to Twenty Five BP Change	2
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing base				540
Loans mature	Dec. 27, 2013
Borrowing base	451	496
Term Loan [Member]
Line of Credit Facility [Line Items]
Long term line of credit				2,960
Tranche B Term Loan [Member]
Line of Credit Facility [Line Items]
Loans mature	Dec. 27, 2014
Long term line of credit				1,960
Tranche C Term Loan [Member]
Line of Credit Facility [Line Items]
Loans mature	Dec. 27, 2015
Long term line of credit				1,000
LIBOR [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.75%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.50%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				2.00%
Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.50%
ABR [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.75%
ABR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.50%
ABR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.00%
Tranche B [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				1.9375%
Tranche C [Member]
Line of Credit Facility [Line Items]
Debt Facilities term loans bear interest				0.9375%
Letter of Credit Account	$ 50